Revenue from Contracts With Customers - (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue	The following table disaggregates revenue for the calendar year ended December 31, 2019 and three months ended December 31, 2018:

Disaggregated Revenue by Type of Service
(In millions)	Calendar Year Ended December 31, 2019	Three Months Ended December 31, 2018
Revenue from contracts with customers
Gas and transportation sales
Gas sold and delivered	$975.8	$303.2
Gas delivered for others	270.7	74.3
Other	46.5	12.5
Other revenues	5.6	1.5
Total revenue from contracts with customers	$1,298.6	$391.5
Other sources of revenue
Revenue from alternative revenue programs (a)	$19.6	$9.1
Leasing revenue (b)	0.7	0.2
Other	11.8	1.3
Total revenue from other sources	32.1	10.6
Total Operating Revenue	$1,330.7	$402.1
(a) Washington Gas has determined that the Utility's RNA,WNA, and CRA billing adjustment mechanisms and APRPs are alternative revenue programs and accounted for under ASC Topic 980.
(b) For the calendar year ended December 31, 2019, revenue generated from Washington Gas lessor operating leases was accounted for under ASC Topic 842, Leases. For the three months ended December 31, 2018, revenue generated from Washington Gas lessor operating leases was accounted for under ASC Topic 840, Leases. See Note 3 — Leases for further information on leases.